GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of estimated future amortization expense of other intangible assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2024	$ 53.9
2025	44.8
2026	21.8
2027	18.7
2028	17.5
Thereafter	37.4
Other intangible assets, net	$ 194.1	$ 58.8